CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ 19,179,245	$ (5,949,858)	$ (44,293,555)
Adjustments to reconcile net income (loss) to net cash (used in)/provided by operating activities:
Share-based compensation	6,054,612	4,062,600	34,204,761
Depreciation and amortization	928,414	752,167	473,730
Unrealized fair value change of financial instruments held, at fair value	(6,281)	(1,659,469)	(215,446)
Gain on disposal of subsidiaries		(467,500)
Loss from equity investments, including impairments	191,603	755,524
Allowance for doubtful accounts	91,788
Loss on disposal of property and equipment	119,136	34,467
Foreign currency exchange loss (gain)	2,918,701	(284,153)	(542,336)
Deferred tax (benefit) expense	1,772,670	(6,215,140)	(1,874,819)
Changes in operating assets and liabilities:
Financial instruments held, at fair value	14,324,985	(6,627,630)	(6,219,795)
Receivables from customers	(266,193,537)	(101,438,442)	(353,304)
Receivables from brokers, dealers and clearing organizations	(602,544,944)	(183,103,763)	1,128,931
Amounts due from related parties	(390,683)	401,748	(10,390,564)
Prepaid expenses and other current assets	(3,531,256)	(1,259,888)	(3,543,158)
Right-of-use assets	(1,548,204)	2,251,301
Other non-current assets	(130,244)	(435,614)
Payables to customers	1,183,682,588	481,105,480	5,316,263
Payables to brokers, dealers and clearing organizations	168,580,067	55,078,762
Accrued expenses and other current liabilities	10,256,244	6,200,824	5,137,692
Lease liabilities	1,365,635	(2,142,202)
Deferred income	160,476	2,249,925
Net cash (used in)/provided by operating activities	535,281,015	243,309,139	(21,171,600)
Cash flows from investing activities:
Purchase for property, equipment and intangible assets	(978,142)	(1,317,435)	(1,684,382)
Prepayment for acquisition and long-term investments subject to certain closing conditions		(854,891)
Payment for long-term investments		(600,000)
Cash paid for acquisition, net of cash acquired		(6,008,680)
Cash-segregated for regulatory purpose acquired from acquisition		22,094,198
Repayment of loans from related parties		1,585,591	1,793,993
Cash received from disposal of a subsidiary		106,105
Purchase of term deposits	(31,449,568)	(65,601,207)	(29,999,865)
Maturity of term deposits	78,374,132	29,999,865
Advances to employees	(1,462,052)	(1,154,938)
Loans to related parties	(928,751)	(288,719)	(5,233,963)
Net cash (used in)/provided by investing activities	43,555,619	(22,040,111)	(35,124,217)
Cash flows from financing activities:
Net proceeds received from initial public offering (net of offering cost of US$3,462,099)		114,765,901
Capital contribution in sponsored fund from redeemable non-controlling interest	4,251,549	239,609	2,204,940
Payment to Redeemable non-controlling interest due to disposal of sponsored fund	(10,450,123)
Repayment of loans to bank		(1,100,000)
Purchases of treasury stock	(2,172,819)
Net cash provided by/(used in) financing activities	(8,366,076)	114,906,520	79,525,945
Increase in cash,cash equivalents and restricted cash	570,470,558	336,175,548	23,230,128
Effect of exchange rate changes	(194,554)	45,693	(189,163)
Cash, cash equivalents and restricted cash at beginning of the year	377,323,647	41,102,406	18,061,441
Cash, cash equivalents and restricted cash at end of the year	947,599,651	377,323,647	41,102,406
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	79,652,897	59,408,555	34,406,970
Cash-segregated for regulatory purpose	867,946,754	317,915,092	6,695,436
Supplemental disclosure of cash flow information:
Income tax paid	266,269	762,179
Acquisition consideration paid		6,348,290
Non-cash investing activity:
Loan converted to long-term investment		3,846,699
Prepayment converted to long-term investment and loans to related parties	654,891
Series B-3 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds received from issuance of convertible redeemable preferred shares			19,961,472
Class A ordinary shares
Cash flows from financing activities:
Proceeds received from issuance of ordinary shares			178,454
Proceeds from issuance of Class A Ordinary Shares	$ 5,317	201,010
Class B ordinary shares
Cash flows from financing activities:
Proceeds received from issuance of ordinary shares			1,079
Series C convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds received from issuance of convertible redeemable preferred shares		$ 800,000	47,180,000
Series C-1 convertible redeemable preferred shares
Cash flows from financing activities:
Proceeds received from issuance of convertible redeemable preferred shares			$ 10,000,000